Intangible assets and goodwill (Details 1)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units
Projected period	5 years
Cash-generating units
Disclosure of information for cash-generating units
Discount rate - before tax	19.00%	21.53%
Budgeted adjusted EBITDA margin (average for the next five years)	20.62%	20.67%
Projected period	5 years	5 years
Terminal growth rate	5.54%	3.50%
Cash-generating units | Bottom of range
Disclosure of information for cash-generating units
Revenue growth	15.00%	21.84%
Cash-generating units | Top of range
Disclosure of information for cash-generating units
Revenue growth	15.06%	24.43%